Restricted Stock Units ("RSUs") Awards - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved (in shares)	43,312,150
Percentage annual increase in shares reserved for issuance (in shares)	3.00%
Award vesting period (in years)	3 years
RSU expense	€ 10,337	€ 16,836	€ 24,261
Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options	1 year 8 months 12 days	1 year 6 months	1 year 7 months 6 days
Number of shares vested, but not issued (in shares)		2,011,623
RSU expense	€ 10,300	€ 16,800	€ 24,300
RSU expense, one-off expense			23,100
Weighted average fair value at measurement date, other equity instruments granted	18,600	7,500	5,900
Unrecognized compensation costs	€ 5,900	€ 11,100	€ 23,400
Period to recognized unrecognized compensation expense (in years)	1 year 4 months 24 days	1 year 1 month 6 days	1 year 3 months 18 days